Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000050458 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000050458 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050458 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050457 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000050457 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050457 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196983 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000196983 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196983 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201703 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000201703 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201703 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050456 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000050456 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050456 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000050455 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000050455 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050455 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196982 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000196982 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196982 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201702 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000201702 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201702 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000025455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025455 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025455 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025455 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025455 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025455 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000025457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025457 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025457 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025457 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000025453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025453 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025453 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025453 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025453 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025453 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000025454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025454 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025454 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000055744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055744 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055744 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000159652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000159652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159652 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159652 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000055743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055743 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055743 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000201801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000201801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000201801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000201801 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201801 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201801 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025491 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025491 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025491 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025491 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025491 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025491 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025491 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025491 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025491 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025491 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025493 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025489 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025489 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025489 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025489 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025489 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025489 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025489 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025489 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025489 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025489 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025490 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000055754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000055754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000055754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055754 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161552 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000161552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161552 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161552 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000161552 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000161552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161552 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161552 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161552 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000055753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000055753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000055753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055753 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055753 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000200233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000200233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000200233 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000200233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200233 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200233 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198881 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198881 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198881 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198881 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000198881 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198881 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198881 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198881 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198881 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000198882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198882 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000198883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198883 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000198884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198884 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000198886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198886 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000205965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000205965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000205965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205965 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025497 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000025497 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025497 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025497 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025497 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025497 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025497 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025497 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025497 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025499 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000025499 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025499 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025499 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025499 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025499 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025499 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025499 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025499 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025495 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000025495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025495 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025495 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025495 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025496 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000025496 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025496 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025496 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025496 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025496 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025496 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025496 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025496 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000055756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000055756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000055756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000055756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055756 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000161553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000161553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000161553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000161553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161553 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000055755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000055755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000055755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000055755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055755 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200234 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000200234 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000200234 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200234 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200234 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000025461 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025461 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025461 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000025463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025463 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025459 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025459 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000025459 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025459 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025459 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025459 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025459 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025459 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025459 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025459 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025460 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025460 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000025460 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025460 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025460 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025460 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025460 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025460 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025460 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000055746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000055746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055746 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055746 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000159653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000159653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159653 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159653 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000159653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159653 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159653 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159653 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055745 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055745 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000055745 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055745 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000055745 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055745 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055745 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055745 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055745 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055745 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201802 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000201802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000201802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201802 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000201802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201802 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025467 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025467 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025469 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025469 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025469 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025465 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025465 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025465 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025466 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025466 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025466 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025466 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025466 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025466 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025466 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025466 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025466 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025466 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000055748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000055748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000055748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000055748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000055748 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000159654 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000159654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000159654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159654 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159654 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000055747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000055747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000055747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000055747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000055747 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201803 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000201803 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000201803 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000201803 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000201803 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000201803 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201803 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201803 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201803 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201803 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025485 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025485 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025485 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025485 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025485 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025485 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025485 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025485 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025487 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025487 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025487 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025487 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025487 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025487 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025487 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025487 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025483 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025483 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025483 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025484 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025484 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025484 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000055751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000055751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055751 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055751 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000159657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159657 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159657 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159657 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159657 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159657 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000055752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000055752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055752 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201806 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000201806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000201806 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000201806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000201806 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201806 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201806 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025503 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025503 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025505 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025501 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025502 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000055758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000055758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055758 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000055758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159658 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159658 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000159658 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159658 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159658 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000159658 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159658 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159658 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159658 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159658 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000055757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000055757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055757 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000055757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000201807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000201807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201807 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000201807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136623 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000136623 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000136623 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136623 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136623 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136623 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136623 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136623 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136623 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136623 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000136624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000136624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136624 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136624 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136624 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136624 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000136625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000136625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136625 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000136626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000136626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136626 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000161556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000161556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000161556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000161556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000161556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161556 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000136627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000136627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136627 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000201810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000201810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000201810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000201810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201810 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%